Investment Objectives and Goals	Mar. 13, 2026
Callodine Equity Income Series
Prospectus [Line Items]
Risk/Return [Heading]	Callodine Equity Income Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The Series’ investment objective is to seek to provide strong risk-adjusted total returns, consisting of current income and capital appreciation, and preservation of capital, with low market correlation.

Class W [Member] | Core Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	Core Bond Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Class W [Member] | Credit Series
Prospectus [Line Items]
Risk/Return [Heading]	Credit Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide long-term total return.
Class W [Member] | Diversified Tax Exempt Series
Prospectus [Line Items]
Risk/Return [Heading]	Diversified Tax Exempt Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.
Class W [Member] | High Yield Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Bond Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by corporate and government entities.

Class W [Member] | Systematic High Yield Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	Systematic High Yield Bond Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective seeks to provide a high level of income as its primary objective
Objective, Secondary [Text Block]	and capital appreciation as a secondary objective.
Class W [Member] | Unconstrained Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	Unconstrained Bond Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ primary investment objective is to provide long-term total return,
Objective, Secondary [Text Block]	and its secondary objective is to provide preservation of capital.
Multi classes [Member] | Core Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	Core Bond Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.
Multi classes [Member] | Credit Series
Prospectus [Line Items]
Risk/Return [Heading]	Credit Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide long-term total return.
Multi classes [Member] | Diversified Tax Exempt Series
Prospectus [Line Items]
Risk/Return [Heading]	Diversified Tax Exempt Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.
Multi classes [Member] | High Yield Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	High Yield Bond Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by corporate and government entities.

Multi classes [Member] | Systematic High Yield Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	Systematic High Yield Bond Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ investment objective seeks to provide a high level of income as its primary objective
Objective, Secondary [Text Block]	and capital appreciation as a secondary objective.
Multi classes [Member] | Unconstrained Bond Series
Prospectus [Line Items]
Risk/Return [Heading]	Unconstrained Bond Series
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Series’ primary investment objective is to provide long-term total return,
Objective, Secondary [Text Block]	and its secondary objective is to provide preservation of capital.